Right-of-use assets and lease liabilities (Details 2) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets and lease liabilities
Amortization charge of right-of-use assets	$ 76,310	$ 94,188
Interest on lease liabilities	$ 14,259	$ 15,313